Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	R 1,681	R 1,893
Share of joint operation's contracts for capital expenditure	21	160
Authorised capital commitments but not contracted for	14,442	8,525
Total capital commitments	16,144	10,578
Disclosure of contingent liabilities [line items]
Authorised capital commitments but not contracted for	14,442	8,525
Financial assets pledged as collateral for liabilities or contingent liabilities	217	181
Mponeng [Member]
Other provisions, contingent liabilities and contingent assets [Abstract]
Authorised capital commitments but not contracted for	2,900
Disclosure of contingent liabilities [line items]
Authorised capital commitments but not contracted for	2,900
Solar projects
Other provisions, contingent liabilities and contingent assets [Abstract]
Authorised capital commitments but not contracted for	1,500
Disclosure of contingent liabilities [line items]
Authorised capital commitments but not contracted for	1,500
Zaaiplaats project
Other provisions, contingent liabilities and contingent assets [Abstract]
Authorised capital commitments but not contracted for	1,000
Disclosure of contingent liabilities [line items]
Authorised capital commitments but not contracted for	1,000
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	1,028	1,000
Guarantees and surityships
Disclosure of contingent liabilities [line items]
Guarantees	519	500
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	R 509	R 500